Revenue recognition (Tables) - Reservoir Holdings Inc And Subsidiaries	12 Months Ended
Mar. 31, 2021
Schedule of revenue

The Company’s revenue consists of the following categories during the fiscal years ended March 31:

	2021	2020
	$	$
Revenue by Type
Performance	16,514,790	13,656,061
Digital	35,028,049	28,798,051
Mechanical	3,050,120	2,472,527
Synchronization	9,891,034	6,891,554
Other	2,606,632	2,124,043
Total Music Publishing	67,090,625	53,942,236
Digital	7,603,040	4,569,106
Physical	3,962,596	1,432,026
Synchronization	492,258	1,384,959
Neighboring rights	1,537,087	1,642,405
Total Recorded Music	13,594,981	9,028,496
Other revenue	1,092,183	267,940
Total revenues	81,777,789	63,238,672

	2021	2020
	$	$
Revenue by Geographical Location
United States Music Publishing	34,682,505	30,803,165
United States Recorded Music	4,891,800	3,475,647
United States other revenue	1,092,183	267,940
Total United States	40,666,488	34,546,752
International Music Publishing	32,408,121	23,139,071
International Recorded Music	8,703,180	5,552,849
Total international	41,111,301	28,691,920
Total revenues	81,777,789	63,238,672

Schedule of change in deferred revenue

The following table reflects the change in deferred revenue during the fiscal years ended March 31:

	2021	2020
	$	$
Balance at beginning of period	473,022	287,406
Cash received during period	6,716,569	347,407
Revenue recognized during period	(5,851,604)	(161,791)
Balance at end of period	1,337,987	473,022